BORROWINGS - Non-recourse borrowings narrative (Details) € in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ZAR (R)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 COP ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 ZAR (R)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 COP ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 ZAR (R)	Mar. 31, 2021 USD ($) tranche	Mar. 31, 2021 COP ($) tranche
March 2021 Refinancing Maturing March 2023
Disclosure of detailed information about borrowings [line items]
Carrying value													$ 48	$ 180,000
Borrowings, interest rate													1.09%	1.09%
Number of borrowing tranches | tranche													2	2
June 2021 Refinancing Maturing 2045
Disclosure of detailed information about borrowings [line items]
Carrying value									$ 300			R 1,500
Borrowings, interest rate									5.20%	5.20%	5.20%	5.20%
June 2021 Refinancing Maturing 2023
Disclosure of detailed information about borrowings [line items]
Carrying value									$ 70			R 350
Borrowings, interest rate									1.59%	1.59%	1.59%	1.59%
June 2021 Refinancing Maturing 2041
Disclosure of detailed information about borrowings [line items]
Carrying value									$ 159	$ 600,000
Borrowings, interest rate									4.45%	4.45%	4.45%	4.45%
June 2021 Refinancing Maturing 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									6.49%	6.49%	6.49%	6.49%
June 2021 Refinancing Maturing 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									3.35%	3.35%	3.35%	3.35%
June 2021 Refinancing Maturing 2031
Disclosure of detailed information about borrowings [line items]
Carrying value									$ 23	$ 85,000
Borrowings, interest rate									2.69%	2.69%	2.69%	2.69%
June 2021 Refinancing Maturing 2035
Disclosure of detailed information about borrowings [line items]
Carrying value									$ 159		$ 198
Borrowings, interest rate									1.25%	1.25%	1.25%	1.25%
September 2021 Refinancing Maturing 2027
Disclosure of detailed information about borrowings [line items]
Carrying value					$ 37			R 200
Borrowings, interest rate					2.33%	2.33%	2.33%	2.33%
September 2021 Refinancing Maturing 2031
Disclosure of detailed information about borrowings [line items]
Carrying value					$ 155	$ 590,000
Borrowings, interest rate					2.75%	2.75%	2.75%	2.75%
September 2021 Brazil Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying value					$ 120			R 650
September 2021 European Solar Portfolio Refinancing
Disclosure of detailed information about borrowings [line items]
Carrying value					$ 593		€ 512
September 2021 European Solar Portfolio Refinancing Maturing 2037
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.40%	2.40%	2.40%	2.40%
September 2021 European Solar Portfolio Refinancing Maturing 2038
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					1.60%	1.60%	1.60%	1.60%
September 2021 European Solar Portfolio Refinancing Maturing 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					0.20%	0.20%	0.20%	0.20%
December 2021 Columbian Hydro Portfolio
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 185	$ 740,000
December 2021 Columbian Hydro Portfolio Maturing 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%	2.50%	2.50%
December 2021 Columbian Hydro Portfolio Maturing 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.80%	2.80%	2.80%	2.80%
December 2021 European Solar Portfolio
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 457		€ 395
December 2021 European Solar Portfolio Maturing 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.55%	1.55%	1.55%	1.55%
December 2021 European Solar Portfolio Maturing 2035
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%	1.75%	1.75%	1.75%
December 2021 Canadian Wind Facility
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 20	$ 25
Borrowings, interest rate	3.54%	3.54%	3.54%	3.54%
Variable Interest Loan Maturing 2028
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 74			R 400
Borrowings, interest rate	1.30%	1.30%	1.30%	1.30%
December 2021 Brazilian Solar Facility
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 46			R 250
Borrowings, interest rate	1.70%	1.70%	1.70%	1.70%
2021 United States Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 500
Increase in borrowing capacity	$ 350